Segment reporting (Details 4) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2025 INR (₨)		Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)		Mar. 31, 2023 INR (₨)
Disclosures Of Geographical Areas [Line Items]
Revenues		₨ 325,535	[1]	$ 3,811	₨ 279,164	[1]	₨ 245,879	[1]
United States [Member]
Disclosures Of Geographical Areas [Line Items]
Revenues		149,351			135,565		106,683
India [Member]
Disclosures Of Geographical Areas [Line Items]
Revenues		55,830			48,473		50,499
Russia [Member]
Disclosures Of Geographical Areas [Line Items]
Revenues		25,958			22,301		21,228
Others [Member]
Disclosures Of Geographical Areas [Line Items]
Revenues	[2]	₨ 94,396			₨ 72,825		₨ 67,469

[1]	Revenues for the year ended March 31, 2025 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.9,389 (as compared to Rs.10,707 and Rs.7,321 for the years ended March 31, 2024 and 2023, respectively) and from the PSAI segment to the Others segment which amount to Rs.0 (as compared to Rs.72 and Rs.128 for the years ended March 31, 2024 and 2023, respectively)
[2]	Others include Germany, the United Kingdom, Ukraine, Romania, Brazil, South Africa, China, Canada and other countries across the world.